Acquisition and Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Acquisition and Non-Controlling Interests [Abstract]
Schedule of Net Assets of the Acquired Companies	The net assets of the acquired companies, total investment cost and goodwill are set forth below:
	Aaliance	6D	Changxing	Mengzhou	Qianhu	Tianlun
Net assets at acquisition	(504,043)	1,609,057	1,080,960	11,481,201	(1,608,994)	1,491,694
Non-controlling interest for original shareholders of the subsidiaries	(75,607)	788,438	529,671	5,625,788	(788,407)	730,930
Net assets allocated to Etao	(428,436)	820,619	551,289	5,855,413	(820,587)	760,764
Total consideration	32,843,889	8,630,774	10,036,800	18,261,300	11,286,301	10,765,070
Goodwill as of December 31, 2021	33,272,325	7,810,155	9,485,511	12,405,887	12,106,888	10,004,306
Goodwill reallocated to equity investment					(12,106,888)
Gross Goodwill as of December 31, 2022	33,272,325	7,810,155	9,485,511	12,405,887	-	10,004,306
Impairment	(33,272,325)	(7,810,155)	(9,485,511)	(12,405,887)	-	(10,004,306)
Net Goodwill as of December 31, 2022	-	-	-	-	-	-
	Kangning	Chain	Zhichao	Baihuabaihui	Dnurse	Total
Net assets at acquisition	1,011,114	561,566	113,014	618,560	2,273,564	18,127,693
Non-controlling interest for original shareholders of the subsidiaries	495,446	-	55,377	278,352	741,409	8,381,397
Net assets allocated to Etao	515,668	561,566	57,637	340,208	1,532,155	9,746,296
Total consideration	4,067,538	19,231,000	23,538,000	10,154,000	21,059,790	169,874,463
Goodwill as of December 31, 2021	3,551,870	18,669,434	23,480,363	9,813,792	19,527,635	160,128,167
Goodwill reallocated to equity investment	-	-	-	-	-	(12,106,888)
Gross Goodwill as of December 31, 2022	3,551,870	18,669,434	23,480,363	9,813,792	19,527,635	148,021,279
Impairment	(3,551,870)	(18,669,434)	(23,480,363)	(9,813,792)	(19,527,635)	(148,021,279)
Gross Goodwill as of December 31, 2022	-	-	-	-	-	-